                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2000

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Cardinal Capital Management, LLC
Address: One Fawcett Place
         Greenwich, CT 06830


Form 13F File Number: 28-4549

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Amy K. Minella
Title:   Managing Director
Phone:   (203) 863-8981

Signature, Place, and Date of Signing:

    /s/ Amy K. Minella           Greenwich, CT    February 14, 2001
    __________________           _______________  _________________
    [Signature]                  [City, State]    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)




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[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:











































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:     0

Form 13F Information Table Entry Total:     73

Form 13F Information Table Value Total:     $269,920
                                            [thousands]


List of Other Included Managers:            NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

































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
                                                   Form 13F INFORMATION TABLE
                                               Cardinal Capital Management, L.L.C.
                                                        December 31, 2000
  (COLUMN 1)           (COLUMN 2) (COLUMN 3) (COLUMN 4)   (COLUMN 5)      (COLUMN 6)       (COLUMN 7)       (COLUMN 8)
  ----------           ---------- ---------- ----------   ----------      ----------       ----------       ----------
                                                                                                          VOTING AUTHORITY

                       TITLE      CUSIP      VALUE(K)     SHRS OR  SH/PUT    INVESTMENT      OTHER
NAME OF ISSUER         OF CLASS   NUMBER     (X$1000)     PRN AMT  SH CALL   DISCRETION      MANAGER    SOLE    SHARED    NONE
--------------         --------   ------     -----------  -------  -------   ----------      -------    ----    ------   -----
ACT Manufacturing      Common    000973107        6,234   395,800  SH        Sole                      139,950           255,850
Advanced Lighting      Common    00753C102        1,342   202,500  SH        Sole                       90,000           112,500
Arizona Land
  Income               Common    040515108          919   196,155  SH        Sole                      127,705            68,450
Avaya Inc.             Common    053499109        2,320   225,000  SH        Sole                       53,500           171,500
Belden, Inc.           Common    077459105        5,146   202,800  SH        Sole                       63,800           139,000
Brown & Sharpe         Common    115223109          171    35,000  SH        Sole                       35,000
Caremark Rx Inc.       Common    141705103        8,727   643,500  SH        Sole                      230,000           413,500
Clean Harbors          Common    184496107           66    37,297  SH        Sole                       37,297
Columbian Rope Co.     Common    198684102          771     6,940  SH        Sole                                          6,940
Constellation
  Brands               Common    21036P108       11,885   202,300  SH        Sole                       74,250           128,050
Crown City
  Plating Co           Common    228237103          426    35,500  SH        Sole                                         35,500
Del Monte Foods        Common    24522P103        3,842   529,900  SH        Sole                      154,700           375,200
Delta & Pine
  Land Co.             Common    247357106        9,346   446,400  SH        Sole                      174,700           271,700
Dendrite
  International        Common    248239105        1,895    84,700  SH        Sole                        6,000            78,700
El Paso Electric       Common    283677854        9,810   743,200  SH        Sole                      302,100           441,100
Electro Rent Corp.     Common    285218103          480    34,000  SH        Sole                       19,000            15,000
FMC Corp.              Common    302491303        6,947    96,900  SH        Sole                       37,600            59,300
First City Liq
  Trust Cert           Common    33762E108        8,218   547,852  SH        Sole                      233,247           314,605
Frontline Ltd.         Common    35921R102          142    10,000  SH        Sole                       10,000
Frontline- Norway      Common      f002759          135    11,150  SH        Sole                       11,150
Furniture Brands
  Intl                 Common    360921100        8,410   399,300  SH        Sole                      146,100           253,200
GP Strategies          Common    36225V104        5,162 1,196,900  SH        Sole                      579,100           617,800
Gables Residential     Common    362418105        2,766    98,800  SH        Sole                       35,900            62,900
Galileo Int'l Inc.     Common    363547100       11,376   568,799  SH        Sole                      205,699           363,100
Gen Growth Props.      Common    370021107        2,008    55,500  SH        Sole                       32,500            23,000
Golden State-
  Litig WT             Common    381197136          418   352,100  SH        Sole                      123,600           228,500
Handleman Co.          Common    410252100        3,238   431,800  SH        Sole                      146,800           285,000
Healthcare Realty
  Trust                Common    421946104        2,971   139,800  SH        Sole                       54,300            85,500
Herbalife Decs


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  Trust 3              Common    243665205        3,697   465,765  SH        Sole                      158,800           306,965
Herbalife Intl.
  Class B              Common    426908307          270    36,000  SH        Sole                       36,000
Hollinger Int'l        Common    435569108        9,860   621,100  SH        Sole                      245,400           375,700
ITT Educational
  Serv                 Common    45068B109        3,188   144,900  SH        Sole                       57,000            87,900
Ikon Office
  Solutions            Common    451713101        2,509 1,003,600  SH        Sole                      386,300           617,300
Jack in the Box        Common    466367109        8,993   305,500  SH        Sole                      120,400           185,100
Legato Systems Inc     Common    524651106        1,803   242,400  SH        Sole                      111,100           131,300
Litton Industries
  Inc.                 Common    538021106        4,406    56,000  SH        Sole                       40,100            15,900
Lubrizol Corp.         Common    549271104        4,390   170,500  SH        Sole                       48,400           122,100
Matrix One             Common    57685P304          754    41,469  SH        Sole                       41,469
Maytag Corp.           Common    578592107        3,212    99,400  SH        Sole                       68,900            30,500
Meritor Savings
  Bank                 Common    590007100        3,334 1,922,500  SH        Sole                      390,900         1,531,600
Mills Corp.            Common    601148109          282    17,000  SH        Sole                                         17,000
Mylan Laboratories
  Inc.                 Common    628530107        3,357   133,300  SH        Sole                       52,900            80,400
Nautica                Common    639089101        5,266   345,650  SH        Sole                      131,750           213,900
Network Associates
 Inc.                  Common    640938106        1,093   261,100  SH        Sole                       84,600           176,500
Ogden Corp.            Common    676346109       11,558   751,764  SH        Sole                      286,500           465,264
Oxford Health
  Plans                Common    691471106        1,639    41,500  SH        Sole                       15,500            26,000
Pactiv Corp.           Common    695257105        2,851   230,400  SH        Sole                       97,400           133,000
Playtex                Common    72813P100        5,146   534,600  SH        Sole                      186,800           347,800
Pure Resources
 Inc.                  Common    74622E102        3,708   183,100  SH        Sole                       80,800           102,300
Quorum Health
 Group                 Common    749084109        3,583   227,500  SH        Sole                       70,000           157,500
RWC Inc.               Common    749904108        1,008    25,211  SH        Sole                        2,100            23,111
Range Resources
  Corp.                Common    75281A109           86    12,500  SH        Sole                       12,500
Republic Services
  Inc.                 Common    760759100        8,527   496,100  SH        Sole                      184,100           312,000
Reunion Industries     Common                        35    28,303  SH        Sole                       28,303
Rymer Foods Inc.       Common    783771306           25   115,000  SH        Sole                      115,000
Speedway
  Motorsports          Common    847788106        9,221   384,200  SH        Sole                      134,400           249,800
Spherion Corp.         Common    848420105        1,131   100,000  SH        Sole                       34,500            65,500
Station Casinos
  Inc.                 Common    857689103        4,205   281,500  SH        Sole                       92,000           189,500
Suiza Foods            Common    865077101        7,162   149,200  SH        Sole                       52,600            96,600
Taubman Centers
  Inc.                 Common    876664103          383    35,000  SH        Sole                                         35,000
The Hockey Company     Common    784414203        1,083    67,699  SH        Sole                       67,699
Titan Corp             Common    888266103        7,403   455,600  SH        Sole                      177,000           278,600
Topps Company(The)     Common    890786106        2,007   218,500  SH        Sole                       66,000           152,500
Trans World Ent.       Common    89336Q100        3,096   346,355  SH        Sole                      132,355           214,000


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Trizec Hahn Corp.      Common    896938107          151    10,000  SH        Sole                                         10,000
US Industries          Common    912080108        1,074   134,300  SH        Sole                                        134,300
Unisys                 Common    909214108        2,492   170,400  SH        Sole                       64,500           105,900
Velcro Industries      Common    922571104        4,109   391,336  SH        Sole                      180,386           210,950
Viad Corp.             Common    92552R109        8,206   356,800  SH        Sole                      129,900           226,900
Westfield America
 Inc.                  Common    959910100          289    20,000  SH        Sole                                         20,000
Woodward Governor      Common    980745103        7,733   172,800  SH        Sole                       65,500           107,300
1000th Nextlink
 Communications                                       0   262,432  SH        Sole                      262,432
Clean Harbors
  8% Pfd                                            424    26,500  SH        Sole                       26,500
                                     TOTAL      269,920







































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